Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Investment securities disclosures
Debt securities held-to-maturity, Net carrying value	SFr 1,498	SFr 921
Available-for-sale Securities, Debt Securities	854	796
Total investment securities	SFr 2,352	SFr 1,717